Financial Assets and Other Non-current Assets - Movement in Non-current Financial Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019	Jan. 01, 2018
Disclosure of financial assets [line items]
Non-current financial assets, beginning balance	€ 6,393
Non-current financial assets, ending balance	6,392	€ 6,393
Investments
Disclosure of financial assets [line items]
Non-current financial assets, beginning balance	573	650
First application of IFRS 9 impact				€ 0
First application of IFRS 16 impact			€ 0
Acquisitions	29	65
Disposals	(9)	(24)
Translation differences	0	(5)
Fair value adjustments and financial updates	7	(115)
Transfers and other	0	2
Non-current financial assets, ending balance	600	573
Long-term receivables for indirect taxes
Disclosure of financial assets [line items]
Non-current financial assets, beginning balance	731	190
First application of IFRS 9 impact				0
First application of IFRS 16 impact			0
Acquisitions	175	1,625
Disposals	(30)	(166)
Translation differences	0	(39)
Fair value adjustments and financial updates	26	16
Transfers and other	(714)	(895)
Non-current financial assets, ending balance	188	731
Other long-term credits
Disclosure of financial assets [line items]
Non-current financial assets, beginning balance	319	993
First application of IFRS 9 impact				0
First application of IFRS 16 impact			0
Acquisitions	141	452
Disposals	(85)	(497)
Translation differences	3	(4)
Fair value adjustments and financial updates	(1)	7
Transfers and other	(24)	(632)
Non-current financial assets, ending balance	353	319
Deposits and guarantees
Disclosure of financial assets [line items]
Non-current financial assets, beginning balance	1,624	2,625
First application of IFRS 9 impact				0
First application of IFRS 16 impact			0
Acquisitions	70	66
Disposals	(118)	(728)
Translation differences	(14)	(149)
Fair value adjustments and financial updates	7	18
Transfers and other	(284)	(208)
Non-current financial assets, ending balance	1,285	1,624
Trade receivables
Disclosure of financial assets [line items]
Non-current financial assets, beginning balance	488	638
First application of IFRS 9 impact				(201)
First application of IFRS 16 impact			0
Acquisitions	794	662
Disposals	(187)	(148)
Translation differences	9	(12)
Fair value adjustments and financial updates	8	(4)
Transfers and other	(393)	(447)
Non-current financial assets, ending balance	719	488
Receivables for subleases
Disclosure of financial assets [line items]
Non-current financial assets, beginning balance	0	0
First application of IFRS 9 impact				0
First application of IFRS 16 impact			13
Acquisitions	5	0
Disposals	0	0
Translation differences	0	0
Fair value adjustments and financial updates	0	0
Transfers and other	(6)	0
Non-current financial assets, ending balance	12	0
Impairment of trade receivables
Disclosure of financial assets [line items]
Non-current financial assets, beginning balance	(118)	(137)
First application of IFRS 9 impact				€ 17
First application of IFRS 16 impact			€ 0
Acquisitions	(19)	(21)
Disposals	10	10
Translation differences	(3)	1
Fair value adjustments and financial updates	0	0
Transfers and other	(24)	12
Non-current financial assets, ending balance	€ (154)	€ (118)